Financial Instruments (Details 3) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Fixed rate instruments	₪ (10,902)	₪ (9,597)
Variable rate instruments	(1,377)	(1,681)
Financial liabilities [Member]
Disclosure of financial assets [line items]
Fixed rate instruments	(12,888)	(11,786)
Variable rate instruments	(1,407)	(1,712)
Financial assets [Member]
Disclosure of financial assets [line items]
Fixed rate instruments	1,986	2,189
Variable rate instruments	₪ 30	₪ 31